Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 18,035	R$ 11,398
Trade accounts receivable, net	14,974	14,263
Short-term advances	31,678	28,970
Other current assets	3,644	7,537
Total current assets	68,331	62,168
Non-current assets
Property and equipment, net	4,479	3,990
Right-of-use assets, net	1,791	1,435
Intangible assets, net	133,617	137,061
Goodwill	185,758	204,099
Other non-current assets	11,417	11,108
Total non-current assets	337,062	357,693
Total assets	405,393	419,861
Current liabilities
Accounts payable to suppliers	61,284	47,133
Salaries and labor charges	18,210	16,674
Loans and financing	2,512	4,960
Debentures	40,740	51,197
Exposure premium liability	2,940	1,835
Lease liability	773	742
Income taxes payable	1,789	1,913
Taxes, fees and contributions payable	5,577	5,352
Deferred revenue	3,739	3,145
Deferred and contingent consideration on acquisitions	277,183	227,077
Related parties	1,078	9,867
Other current liabilities	775	852
Total current liabilities	416,600	370,747
Non-current liabilities
Loans and financing	375	329
Loans from investors	22,033	13,901
Taxes and contributions payable	1,955	2,886
Deferred and contingent consideration on acquisitions		5,000
Lease liability	1,118	777
Provisions for risks	26,632	30,820
Deferred taxes	40,639	44,566
Derivative warrant liabilities	7,663	4,464
Total non-current liabilities	100,415	102,743
Total liabilities	517,015	473,490
SHAREHOLDERS’ DEFICIT
Share capital	283,408	260,685
Capital reserves	128,845	127,932
Accumulated losses	(529,780)	(446,575)
Other comprehensive loss	(2,968)
Total shareholders’ deficit, Equity attributable to owners	(120,495)	(57,958)
Non-controlling interest	8,873	4,329
Total shareholders’ deficit	(111,622)	(53,629)
Total liabilities and shareholders’ deficit	R$ 405,393	R$ 419,861